Convertible Senior Notes - Schedule of Interest Expense (Details) - 0.125% Convertible Senior Notes Due 2025 - Convertible Debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Contractual interest expense	$ 1	$ 1
Amortization of offering costs	3	2
Total interest expense related to the outstanding Notes	$ 4	$ 3